Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Summary of Net Income (Loss) by Geographical Areas

A summary of net income (loss) attributable to Nam Tai shareholders and long-lived assets by geographical areas is as follows:

Year ended December 31,	2013	2014	2015
Rental income from property within:
- PRC, excluding Hong Kong:	$136	$2,341	$2,978

Net income (loss) from continuing operations, net of income tax within:
- PRC, excluding Hong Kong	$6,456	$812	$53
- Hong Kong	(1,197)	(6,228)	(12,581)

Total net income (loss) from continuing operations, net of income tax	$5,259	$(5,416)	$(12,528)

Summary of Long-Lived Assets by Geographical Areas

As of December 31,	2014	2015
Long-lived assets by geographical area:
- PRC, excluding Hong Kong	$31,897	$34,935
- Hong Kong	3,693	3,457

Total long-lived assets	$35,590	$38,392